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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC

Address: 100 Northfield Street

         Greenwich, CT 06830


Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden

Title:   Chairman

Phone:   (203) 618-0065


Signature, Place, and Date of Signing:

/s/ Richard C. Breeden          Greenwich, CT             February 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            12

Form 13F Information Table Value Total:  $    661,294

                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                      FOR QUARTER ENDED DECEMBER 31, 2011

                     TITLE                                                              VOTING AUTHORITY
                      OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER       CLASS   CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS
--------------       ----- --------- --------- --------- --- ---- ---------- --------
                                                                                        SOLE    SHARED NONE
                                                                                      --------- ------ ----
AIRGAS INC..........  COM  009363102   57,217    732,803 SH          SOLE               732,803
ALLIANT TECHSYSTEMS
  INC...............  COM  018804104   22,676    396,717 SH          SOLE               396,717
AMERICAN SCIENCE &
  ENGR INC..........  COM  029429107   26,403    387,659 SH          SOLE               387,659
ASHLAND INC NEW.....  COM  044209104   20,258    354,400 SH          SOLE               354,400
BLOCK H & R INC.....  COM  093671105  117,029  7,166,473 SH          SOLE             7,166,473
DUN & BRADSTREET
  CORP DEL NE.......  COM  26483E100   44,412    593,504 SH          SOLE               593,504
FLOWSERVE CORP......  COM  34354P105  101,877  1,025,750 SH          SOLE             1,025,750
HELMERICH & PAYNE
  INC...............  COM  423452101   91,142  1,561,718 SH          SOLE             1,561,718
IRON MTN INC........  COM  462846106   50,311  1,633,459 SH          SOLE               1633459
STANLEY BLACK &
  DECKER INC........       854502101   54,542    806,839 SH          SOLE               806,839
STERIS CORP.........  COM  859152100   52,813  1,771,068 SH          SOLE             1,771,068
ZALE CORP NEW.......  COM  988858106   22,614  5,935,414 SH          SOLE             5,935,414